Share-Based Compensation	12 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
Share-Based Compensation
15.	Share-Based Compensation

Employees

In 2025, the Company granted subsidiary’s shares with a value equivalent to RMB 3,011 to certain executives of the Company.The Discounted Cash-flow method was applied in determining the estimated fair value of shares granted.

No grants of options in 2023, 2024 and 2025.

A summary of the option activities for employees under the 2019 Plan is as follows:

Weighted
		Weighted	Weighted		average
		average	average	Aggregate	remaining
	Number of	exercise	grant date	intrinsic	contractual
	options	price	fair value	value	term
		USD	USD	USD
Outstanding as of December 31, 2022	3,794,653	0.05	5.22	1,300	6.3
Exercised	(3,794,653)	—	5.22	—	—
Outstanding as of December 31, 2023	—	—	—	—	—
Outstanding as of December 31, 2024	—	—	—	—	—
Outstanding as of December 31, 2025	—	—	—	—	—
Vested and expected to vest as of December 31, 2025	—	—	—	—	—
Exercisable at December 31, 2025	—	—	—	—	—

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share as of December 31, 2023, 2024 and 2025 and the option’s respective exercise price. For the year ended December 31, 2025, the total intrinsic value and unrecognized employee share-based compensation expenses related to unvested share-based awards was nil.

Non-employees

In December 2023, the Company granted 1,644,576 options under the 2019 Plan to certain non-employee. These options were fully vested on the grant date, and the Company recognized the share compensation expenses in full on the grant date.

As of December 31, 2023, all options granted were exercised with waived price.

A summary of the option activities for non-employees under the 2019 Plan is as follows:

Weighted
		Weighted	Weighted		average
		average	average	Aggregate	remaining
	Number of	exercise	grant date	intrinsic	contractual
	options	price	fair value	value	term
		US$	US$	US$
Outstanding as of December 31, 2022	1,300,694	0.0001	5.08	556	7.2
Granted	1,644,576	0.0001	—	—	—
Exercised	(2,945,270)	0.00002	2.24	—	—
Outstanding as of December 31, 2023	—	—	—	—	—
Outstanding as of December 31, 2024	—	—	—	—	—
Outstanding as of December 31, 2025	—	—	—	—	—
Vested and expected to vest as of December 31, 2025	—	—	—	—	—
Exercisable as of December 31, 2025	—	—	—	—	—

The aggregate intrinsic value in the table above represents the difference between the fair value of the Company’s ordinary share as of December 31, 2023, 2024 and 2025 and the option’s respective exercise price. For the year ended December 31, 2025, the total intrinsic value and unrecognized employee share-based compensation expenses related to unvested share-based awards was nil.

Fair value of options

The Company estimated the fair value of options using the   Black-Scholes model, with the assistance from an independent third-party appraiser. The binomial-lattice option model requires the input of highly subjective assumptions, including the expected share price volatility and the expected exercise multiple. For expected volatilities, the Company referenced historical volatilities of several comparable companies. The suboptimal exercise factor was estimated based on the Company’s expectation of exercise behavior of the grantees. The risk-free rate for periods within the contractual life of the options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. The estimated fair value of the ordinary shares, at the option grant dates, was determined with the assistance from an independent third-party appraiser. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares.

The assumptions used to estimate the fair value of the options granted are as follow:

	For the year ended
	December 31, 2023
Risk-free interest rate		4.0%
Expected volatility		94.5%
Suboptimal exercise factor		2.5
Fair value per ordinary share	US$	0.145
Expected dividend yield		—
Post-vesting forfeiture rate		—

The Black-Scholes option pricing model considered the contract lives of the options of 10 years.

The Company recognized nil, nil and RMB3,011 of share-based compensation expense in general and administrative expenses for the years ended December 31, 2023, 2024 and 2025, respectively.